Cover Page	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	false
Entity Registrant Name	Arcellx Inc
Entity Central Index Key	0001786205
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Filer Category	Non-accelerated Filer